Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Assets
Cash and deposits with financial institutions	[1]	$ 67,715	$ 85,910	$ 86,323
Precious metals		837	1,056	755
Trading assets
Securities		108,538	123,413	137,148
Loans		8,295	8,483	8,113
Other		1,772	1,748	1,051
Total trading assets		118,605	133,644	146,312
Securities purchased under resale agreements and securities borrowed		155,217	148,706	127,739
Derivative financial instruments		47,139	54,608	42,302
Investment securities		108,222	100,487	75,199
Loans
Residential mortgages		343,965	337,714	319,678
Personal loans		96,561	94,437	91,540
Credit cards		13,871	13,622	12,450
Business and government		264,128	249,223	218,944
Loans and receivables gross		718,525	694,996	642,612
Allowance for credit losses		5,147	5,294	5,626
Loans and receivables		713,378	689,702	636,986
Other
Customers' liability under acceptances, net of allowance		19,817	19,043	20,404
Property and equipment		5,529	5,571	5,621
Investments in associates		2,733	2,760	2,604
Goodwill and other intangible assets		16,580	16,712	16,604
Deferred tax assets		905	1,137	2,051
Other assets		35,425	29,170	21,944
Other Assets		80,989	74,393	69,228
Total assets		1,292,102	1,288,506	1,184,844
Deposits
Personal		259,503	252,847	243,551
Business and government		566,966	569,268	511,348
Financial institutions		53,113	54,439	42,360
Deposits		879,582	876,554	797,259
Financial instruments designated at fair value through profit or loss		22,876	21,927	22,493
Other
Acceptances		19,844	19,070	20,441
Obligations related to securities sold short		44,220	44,620	40,954
Derivative financial instruments		56,880	57,123	42,203
Obligations related to securities sold under repurchase agreements and securities lent		128,145	131,978	123,469
Subordinated debentures		8,413	8,447	6,334
Other liabilities		58,557	56,820	58,799
Other Liabilities		316,059	318,058	292,200
Total liabilities		1,218,517	1,216,539	1,111,952
Equity
Retained earnings		53,151	52,209	51,354
Accumulated other comprehensive income (loss)		(6,684)	(6,034)	(5,333)
Other reserves		(152)	(141)	222
Total common equity		65,043	64,833	64,750
Total equity attributable to equity holders of the Bank		72,095	70,385	70,802
Non-controlling interests in subsidiaries		1,490	1,582	2,090
Total equity		73,585	71,967	72,892
Total liabilities and equity		1,292,102	1,288,506	1,184,844
Common shares [member]
Equity
Common shares		18,728	18,799	18,507
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 7,052	$ 5,552	$ 6,052

[1]	Net of allowances of $3 (April 30, 2022 – $2; October 31, 2021 – $1).